RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of research and development costs	Research and development costs are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Research and development costs expensed during the year	573,632	526,831	559,582
Amortization of capitalized development costs	194,472	180,554	139,629
Total research and development costs	768,104	707,385	699,211